Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,400	$ 384	$ (898)	$ 310	$ (206)	$ (210)	$ 113	$ 146	$ 1,196	$ (157)	$ 1,029
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax									331	196	320
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax									141	284	497
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent									190	(88)	(177)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax									184	(237)	165
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period Net of Tax									(168)	173	(182)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent									16	(64)	(17)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax									(4)	0	33
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax									(36)	(27)	(59)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax									(58)	(7)	(19)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent									22	(20)	(40)
Other comprehensive income (loss), net of tax									224	(172)	(201)
Other Comprehensive Income Cumulative Effect of Change in Accounting Principle									0	0	(4)	[1]
Comprehensive income (loss)									$ 1,420	$ (329)	$ 824

[1]	Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.